PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Estimated future benefit payments for pension and other postretirement benefit plans (Details) $ in Millions	Dec. 31, 2024 USD ($)
Estimated future benefit payments for funded and unfunded plans
2025	$ 588
2026	571
2027	586
2028	603
2029	540
2030-2034	2,442
Pension plans
Estimated future benefit payments for funded and unfunded plans
2025	567
2026	552
2027	568
2028	587
2029	525
2030-2034	2,372
Other postretirement benefit plans
Estimated future benefit payments for funded and unfunded plans
2025	21
2026	19
2027	18
2028	16
2029	15
2030-2034	$ 70